Other Assets (Tables)	12 Months Ended
Oct. 31, 2023
Other Assets
Schedule of Other Assets
Other Assets

(millions of Canadian dollars)		As at
	October 31 2023	October 31 2022
Accounts receivable and other items 1	$13,893	$10,769
Accrued interest	5,504	3,765
Current income tax receivable	4,814	6,031
Defined benefit asset (Note 23)	1,254	1,406
Insurance-related assets, excluding investments	2,197	2,008

Prepaid expenses	1,843	1,323
Total	$29,505	$25,302

1	Includes assets related to disposal groups classified as held-for-sale in connection with the Cowen acquisition. Refer to Note 13 for further details.